Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2018	2019
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	4.25
License agreements with SINA	80,660,000	80,660,000	4.25
Customer relationship	10,312,159	10,247,802	0.25
Database license	8,300,000	—	—
Computer software licenses	6,393,997	7,373,828	1.65

	212,456,156	205,071,630	4.16

Less: Accumulated amortization
Advertising agency agreement with SINA	75,506,228	81,561,152
License agreements with SINA	57,391,831	61,895,348
Customer relationship	10,050,553	10,229,252
Database license	8,300,000	—
Computer software licenses	3,806,367	5,805,180

Intangible assets subject to amortization, net	57,401,177	45,580,698

Total intangible assets, net	57,401,177	45,580,698